VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—81.4%
Brazil—12.2%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/25	2,790BRL	$ 559
Series F 10.000%, 1/1/27	950BRL	190
Series F 10.000%, 1/1/29	370BRL	72
Series F 10.000%, 1/1/31	5,830BRL	1,119
		1,940

Chile—2.1%
Bonos Tesoreria Pesos
5.000%, 3/1/35	60,000CLP	66
144A, RegS 5.000%, 10/1/28(2)(3)	140,000CLP	160
144A, RegS 4.700%, 9/1/30(2)(3)	60,000CLP	66
144A, RegS 7.000%, 5/1/34(2)(3)	30,000CLP	39
		331

China—4.7%
China Government Bond
3.130%, 11/21/29	1,880CNY	268
2.890%, 11/18/31	2,040CNY	285
3.720%, 4/12/51	1,230CNY	193
		746

Colombia—5.7%
Bogota Distrio Capital RegS 9.750%, 7/26/28(3)	1,891,000COP	432
Titulos De Tesoreria
7.500%, 8/26/26	440,000COP	101
7.250%, 10/18/34	109,000COP	21
9.250%, 5/28/42	240,000COP	51
7.250%, 10/26/50	1,825,000COP	306
		911

Czech Republic—4.7%
Czech Republic
2.750%, 7/23/29	2,230CZK	92
RegS 2.400%, 9/17/25(3)	3,180CZK	136
RegS 0.950%, 5/15/30(3)	6,330CZK	229
RegS 4.200%, 12/4/36(3)	6,730CZK	296
		753

Hungary—1.2%
Hungary Government Bond 4.750%, 11/24/32	81,900HUF	198
Indonesia—9.0%
Indonesia Government Bond
8.375%, 3/15/24	5,480,000IDR	363
	Par Value(1)	Value

Indonesia—continued
9.000%, 3/15/29	1,000,000IDR	$ 74
8.250%, 6/15/32	480,000IDR	35
8.375%, 3/15/34	2,938,000IDR	220
8.250%, 5/15/36	3,500,000IDR	261
7.500%, 5/15/38	6,808,000IDR	481
		1,434

Malaysia—9.6%
Malaysia Government Bond
3.906%, 7/15/26	2,616MYR	570
3.885%, 8/15/29	225MYR	49
2.632%, 4/15/31	2,055MYR	408
3.582%, 7/15/32	2,140MYR	452
4.893%, 6/8/38	220MYR	52
		1,531

Mexico—9.2%
Mex Bonos Desarr
5.500%, 3/4/27	5,090MXN	261
7.750%, 5/29/31	4,800MXN	256
7.750%, 11/23/34	6,360MXN	333
7.750%, 11/13/42	8,420MXN	421
8.000%, 11/7/47	3,870MXN	198
		1,469

Peru—2.0%
Bonos De Tesoreria
6.150%, 8/12/32	400PEN	105
5.400%, 8/12/34	649PEN	157
5.350%, 8/12/40	220PEN	51
		313

Poland—3.5%
Poland Government Bond
0.000%, 10/25/25(4)	140PLN	30
0.250%, 10/25/26	250PLN	52
2.750%, 4/25/28	220PLN	48
1.250%, 10/25/30	2,345PLN	431
		561

Romania—3.0%
Romania Government Bond
5.000%, 2/12/29	870RON	179
4.850%, 7/25/29	85RON	17
4.750%, 10/11/34	1,550RON	287
		483

Russia—0.4%
Russia Government Bond - OFZ 7.600%, 7/20/22(5)(6)(7)	126,870RUB	66
South Africa—8.3%
Republic of South Africa
8.500%, 1/31/37	4,450ZAR	180
6.500%, 2/28/41	25,840ZAR	806
See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

South Africa—continued
8.750%, 1/31/44	8,580ZAR	$ 330
		1,316

Thailand—4.8%
Thailand Government Bond
2.875%, 12/17/28	7,490THB	216
3.775%, 6/25/32	3,300THB	101
1.585%, 12/17/35	11,550THB	285
3.300%, 6/17/38	3,100THB	91
4.675%, 6/29/44	2,180THB	76
		769

Turkey—0.3%
European Bank for Reconstruction & Development 30.000%, 9/1/23	1,070TRY	40
Uruguay—0.7%
Republica Orient Uruguay
8.250%, 5/21/31	3,200UYU	80
144A 8.500%, 3/15/28(2)	1,000UYU	26
		106

Total Foreign Government Securities (Identified Cost $14,748)		12,967

Corporate Bonds and Notes—3.4%
Poland—3.4%
Kreditanstalt fuer Wiederaufbau 0.625%, 7/25/25	2,500PLN	548
Total Corporate Bonds and Notes (Identified Cost $622)		548

Total Long-Term Investments—84.8% (Identified Cost $15,370)		13,515

	Shares
Short-Term Investments—1.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.209%)(8)	100,034	100
Total Money Market Mutual Fund (Identified Cost $100)		100

	Par Value	Value
Foreign Government Securities—1.0%
Kazakhstan—1.0%
National Bank of Kazakhstan Notes
0.000%, 9/6/23(4)	35,000KZT	$ 76
0.000%, 9/20/23(4)	37,200KZT	81
		157

Total Foreign Government Securities (Identified Cost $160)		157

Total Short-Term Investments (Identified Cost $260)		257

TOTAL INVESTMENTS—86.4% (Identified Cost $15,630)		$13,772
Other assets and liabilities, net—13.6%		2,159
NET ASSETS—100.0%		$15,931

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, these securities amounted to a value of $291 or 1.8% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(5)	Security in default; no interest payments are being received.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol

See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
Brazil	14%
Mexico	11
Malaysia	11
Indonesia	10
South Africa	10
Poland	8
Colombia	7
Other	29
Total	100%
† % of total investments as of August 31, 2023.
Forward foreign currency exchange contracts as of August 31, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	1,712	USD	350	JPM	09/05/23	$—	$(5)
CNH	7,765	USD	1,087	JPM	09/08/23	—	(19)
CNH	4,935	USD	680	JPM	12/05/23	2	—
COP	576,000	USD	138	CITI	09/14/23	2	—
CZK	3,100	USD	140	JPM	10/03/23	—	— (1)
HUF	100,400	USD	281	GS	10/04/23	3	—
IDR	4,675,000	USD	307	JPM	10/11/23	—	— (1)
INR	6,500	USD	78	JPM	10/10/23	—(1)	—
MXN	13,700	USD	817	JPM	09/11/23	—	(15)
PEN	115	USD	32	JPM	09/13/23	—	(1)
PLN	360	USD	88	JPM	10/04/23	—	(1)
THB	26,200	USD	760	GS	10/10/23	—	(9)
THB	6,400	USD	186	JPM	10/10/23	—	(2)
TRY	2,390	USD	88	JPM	09/14/23	—(1)	—
USD	354	BRL	1,712	JPM	09/05/23	8	—
USD	1,073	CNH	7,765	JPM	09/08/23	6	—
USD	624	MXN	10,810	JPM	09/11/23	—	(9)
USD	284	COP	1,192,000	CITI	09/14/23	—	(6)
USD	10	TRY	270	JPM	09/14/23	—	— (1)
USD	354	ZAR	6,400	JPM	09/18/23	15	—
USD	8	CZK	180	JPM	10/03/23	—(1)	—
USD	12	PLN	50	JPM	10/04/23	—(1)	—
USD	48	RON	215	JPM	10/17/23	1	—
USD	66	RUB	6,400	GS	10/24/23	—(1)	—
USD	179	CLP	155,000	CITI	10/30/23	—	(2)
USD	330	BRL	1,627	JPM	11/03/23	5	—
ZAR	5,370	USD	286	JPM	09/18/23	—	(2)
Total						$42	$(71)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$548	$—	$548	$—
Foreign Government Securities	13,124	—	13,058	66
Money Market Mutual Fund	100	100	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	42	—	42	—
Total Assets	13,814	100	13,648	66
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(71)	—	(71)	—
Total Liabilities	(71)	—	(71)	—
Total Investments	$13,743	$100	$13,577	$66
There were no transfers into or out of Level 3 related to securities held at August 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2023:	$78	$78
Net change in unrealized appreciation (depreciation)(a)	(12)	(12)
Balance as of August 31, 2023	$ 66	$ 66
(a) The net change in unrealized appreciation (depreciation) on investments still held at August 31, 2023, was $(12).
See Notes to Schedule of Investments

VIRTUS STONE HARBOR LOCAL MARKETS FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.